Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Summary Of Securities

	Current		Noncurrent
	2013	2012	2013	2012
Aggregate fair value	$5,457,842	$8,416,447	$2,880,219	$4,282,664
Gross unrealized holding gains	(1,279)	(3,707)	(442)	(698)
Gross unrealized holding losses	26	-	294	1,405
Amortized cost basis	5,456,589	8,412,740	2,880,071	4,283,371
Accrued interest	12,086	15,067	3,180	12,086
Amounts shown on balance sheets	$5,468,675	$8,427,807	$2,883,251	$4,295,457